Apr. 01, 2019
American Century Mutual Funds, Inc | SUSTAINABLE EQUITY FUND
Sustainable Equity Fund

American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Sustainable Equity Fund
Supplement dated January 17, 2020 Summary Prospectus and Prospectus dated April 1, 2019

The following is added as the 6th paragraph under the Principal Investment Strategies section on page 3 of the prospectus and summary prospectus:
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.

The following is added as the 8th paragraph under What are the fund's principal investment strategies? section on page 6 of the prospectus:
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.